Redeemable, Convertible Preferred Stock - Narrative (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 08, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2022	Dec. 31, 2021 USD ($) shares
Temporary Equity [Line Items]
Conversion ratio	1
In-kind payment of preferred dividend | $	$ 241,529	$ 241,529
Common stock dividends (in shares)	24,152,942
Preferred Stock, Dividend Rate, Percentage			8.00%
Exercise of warrants (in shares)	594,309	594,309		691,453
Exercise of warrants | $		$ 5,890		$ 3,150
Issuance of Series F Preferred Stock, net of issuance cost (in shares)				15,898,496
Issuance of Series F Preferred Stock, net of issuance cost of $0 | $				$ 83,073
Common Stock
Temporary Equity [Line Items]
Conversion of preferred stock into common stock (in shares)	153,895,644	153,895,644